Restructuring - Organizational Changes (Detail)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Corporate Bank [Member]
Organizational Changes [Line Items]
Total full-time equivalent staff	16	31
Investment Bank [Member]
Organizational Changes [Line Items]
Total full-time equivalent staff	0	10
Private Bank [Member]
Organizational Changes [Line Items]
Total full-time equivalent staff	70	165
Asset Management [Member]
Organizational Changes [Line Items]
Total full-time equivalent staff	1	11
Capital Release Unit [Member]
Organizational Changes [Line Items]
Total full-time equivalent staff	2	5
Infrastructure [Member]
Organizational Changes [Line Items]
Total full-time equivalent staff	18	53
Total full-time equivalent staff [Member]
Organizational Changes [Line Items]
Total full-time equivalent staff	106	275